Trade payables and other	12 Months Ended
Dec. 31, 2022
Trade payables and other.
Trade payables and other

17. Trade payables and other

The Company had accounts payable balances of $4.0 million and $2.6 million as of December 31, 2022 and 2021, respectively. The average credit period on domestic purchases of certain goods is 7-30 days. No interest is charged on the trade payables from the invoice received. Information about the Company’s exposure to currency and liquidity risk in relation to its trade and other payables is included in Note 21.